Note A - Summary of Significant Accounting Policies: Advertising (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Details
Advertising Expense	$ 6,140	$ 0	$ 1,913	$ 0